CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 76,217	$ 44,331	$ 28,032
Cost of revenues	47,882	28,394	17,817
Gross profit	28,335	15,937	10,215
Operating costs and expenses:
Research and development, net	8,846	6,912	3,189
Marketing and selling	5,017	4,044	2,860
General and administrative	8,972	7,084	4,001
Net loss from sale of fixed asset	27		103
Total operating costs and expenses	22,862	18,040	10,153
Operating income (loss)	5,473	(2,103)	62
Financial (expenses) income, net (Note 12)	167	(121)	119
Net income (loss) from continuing operations	5,640	(2,224)	181
Net income (loss) from discontinued operations		(115)	(404)
Net income (loss)	5,640	(2,339)	(223)
Net income (loss) attributable to non-controlling interest		(309)	(386)
Net income (loss) attributable to RADA Electronic Industries' shareholders	$ 5,640	$ (2,030)	$ 163
Basic net income (loss) from continuing operations per Ordinary share	$ 0.13	$ (0.05)	$ 0.02
Diluted net income (loss) from continuing operations per Ordinary share	0.13	(0.05)	0.02
Basic and diluted net income (loss) from discontinued operations per Ordinary share	0.00	(0.00)	(0.01)
Basic net income (loss) per Ordinary share	0.13	(0.05)	0.01
Diluted net income (loss) per Ordinary share	$ 0.13	$ (0.05)	$ 0.01
Weighted average number of Ordinary shares used for computing basic net income (loss) per share	43,321,058	38,148,756	33,184,570
Weighted average number of Ordinary shares used for computing diluted net income (loss) per share	44,565,379	38,841,866	33,716,931